Loans - Modified in TDRs (Details 4) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Wholesale
Loans modified in troubled debt restructurings	$ 1,000	$ 1,143
TDRs on nonaccrual status	929	1,018
Additional commitments to lend to borrowers whose loans have been modified in TDRs	186	1
Wholesale | Commercial and industrial [Member]
Loans modified in troubled debt restructurings	683	212
TDRs on nonaccrual status	628	163
Additional commitments to lend to borrowers whose loans have been modified in TDRs	186	1
Wholesale | Real estate [Member]
Loans modified in troubled debt restructurings	289	907
TDRs on nonaccrual status	273	831
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Wholesale | Financial institutions [Member]
Loans modified in troubled debt restructurings	0	1
TDRs on nonaccrual status	0	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Wholesale | Government agencies [Member]
Loans modified in troubled debt restructurings	22	22
TDRs on nonaccrual status	22	22
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Wholesale | Other [Member]
Loans modified in troubled debt restructurings	6	1
TDRs on nonaccrual status	6	1
Additional commitments to lend to borrowers whose loans have been modified in TDRs	0	0
Other Consumer [Member]
Loans modified in troubled debt restructurings	517	486
TDRs on nonaccrual status	307	307
Consumer Loans Auto Financing Receivable [Member]
Loans modified in troubled debt restructurings	88	91
TDRs on nonaccrual status	38	39
Consumer business banking [Member]
Loans modified in troubled debt restructurings	429	395
TDRs on nonaccrual status	$ 269	$ 268